Acquisition of businesses - Narrative (Details) $ in Thousands			12 Months Ended
	Jan. 01, 2025 agreement	Aug. 03, 2007 USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Length of MFAs		20 years
Royalty fee (as a percent)			6.20%	6.00%	5.60%
Subsequent event
Business Acquisition [Line Items]
New MFA term	20 years
Number of new MFA | agreement	2
Martinique, French Guyana, Guadeloupe
Business Acquisition [Line Items]
Length of MFAs		10 years
Renewed franchise agreement term		10 years
First ten years
Business Acquisition [Line Items]
First franchise fee payment period		10 years
Royalty fee (as a percent)		5.00%
First ten years | Subsequent event
Business Acquisition [Line Items]
First franchise fee payment period	10 years
Royalty fee (as a percent)	6.00%
Next five years
Business Acquisition [Line Items]
Royalty fee (as a percent)		6.00%
Subsequent period of the agreement		5 years
Next five years | Subsequent event
Business Acquisition [Line Items]
Royalty fee (as a percent)	6.25%
Subsequent period of the agreement	5 years
Last five years
Business Acquisition [Line Items]
Royalty fee (as a percent)		7.00%
Subsequent period of the agreement		5 years
Last five years | Subsequent event
Business Acquisition [Line Items]
Royalty fee (as a percent)	6.50%
Subsequent period of the agreement	5 years
Latin America and Caribbean McDonald's
Business Acquisition [Line Items]
Final purchase price | $		$ 698,080